Expense Example - Class K - iShares Russell 2000 Small-Cap Index Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	24
Expense Example, with Redemption, 5 Years	43
Expense Example, with Redemption, 10 Years	$ 101